UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.
	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	May 31, 2017 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 99.9%
	Biotechnology - 2.0%
167,581	NantKwest, Inc. (a)		$615,022
	Drugs and Druggists’ Sundries Merchant Wholesalers - 6.0%
67,260	Atara Biotherapeutics, Inc. (a)		891,195
166,721	ZIOPHARM Oncology, Inc. (a)		975,318
			1,866,513
	Pharmaceutical and Medicine Manufacturing - 64.6%
281,106	Adaptimmune Therapeutics plc - ADR (a)		1,484,240
95,511	Aduro Biotech, Inc. (a)		955,110
131,636	Advaxis, Inc. (a)		1,062,303
244,625	Agenus, Inc. (a)		812,155
39,856	AstraZeneca plc - ADR		1,370,648
35,941	BeiGene, Ltd. - ADR (a)		1,320,832
68,370	Bellicum Pharmaceuticals, Inc. (a)		724,038
18,125	Bristol-Myers Squibb Company		977,844
285,230	Celldex Therapeutics, Inc. (a)		807,201
181,989	Compugen, Ltd. (a)		873,547
367,218	Curis, Inc. (a)		627,943
91,739	CytomX Therapeutics, Inc. (a)		1,292,602
21,005	Five Prime Therapeutics, Inc. (a)		593,391
153,910	Inovio Pharmaceuticals, Inc. (a)		1,162,020
21,700	Kite Pharma, Inc. (a)		1,569,344
151,686	Lion Biotechnologies, Inc. (a)		781,183
17,241	Merck & Company, Inc.		1,122,562
97,449	NewLink Genetics Corporation (a)		1,243,449
15,516	Novartis AG - ADR		1,268,743
			20,049,155
	Scientific Research and Development Services - 27.3%
7,149	Amgen, Inc.		1,109,811
15,056	Bluebird Bio, Inc. (a)		1,134,470
61,614	Cellectis S.A. - ADR (a)		1,467,029
10,215	Incyte Corporation (a)		1,321,106
57,246	Juno Therapeutics, Inc. (a)		1,329,825
54,353	MacroGenics, Inc. (a)		964,766
206,059	Sorrento Therapeutics, Inc. (a)		319,391
41,610	Xencor, Inc. (a)		853,005
			8,499,403
	TOTAL COMMON STOCKS (Cost $36,177,478)		31,030,093

	SHORT-TERM INVESTMENTS - 0.1%
16,292	Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 0.71% *		16,292
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,292)		16,292
	TOTAL INVESTMENTS (Cost $36,193,770) - 100.0%		31,046,385
	Liabilities in Excess of Other Assets - 0.0% ^		(13,693)
	NET ASSETS - 100.0%	$	$ 31,032,692

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of May 31, 2017
^	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows+:

Cost of investments	$36,193,770
Gross unrealized appreciation	1,194,807
Gross unrealized depreciation	(6,342,192)
Net unrealized appreciation	$(5,147,385)

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at May 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United
States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$31,030,093	$-	$-	$31,030,093
Short-Term Investments	16,292	-	-	16,292
Total Investments in Securities	$31,046,385	$-	$-	$31,046,385
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ETF Series Solutions

By (Signature and Title):            /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          7/18/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          7/18/17

By (Signature and Title)*            /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date          7/18/17

* Print the name and title of each signing officer under his or her signature.